Summary of Significant Accounting Policies (Details) - USD ($)		1 Months Ended	12 Months Ended
	May 24, 2019	Apr. 20, 2021	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Summary of Significant Accounting Policies (Details) [Line Items]
Fair value of warrants			$ (275,055)	$ (282,232)	$ (1,088,443)
Income taxes benefit, percentage			50.00%
Hunan MYT [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Service fee, Percentage				100.00%
39Pu [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Service fee, Percentage				51.00%
Property and equipment [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Residual value rate, percentage			5.00%
Private Placement [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Fair value of warrants		$ 5,213,951	$ 27,339	$ 142,092
Registered direct offering warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Fair value of warrants			38,237	895,663
Placement Agent Warrants [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Fair value of warrants	$ 246,718		$ 38,237	$ 112,662	$ 137,243
Intangible assets [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Residual value rate, percentage			5.00%